Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments

NOTE 9 – COMMITMENTS

In July 2017, the Company extended the lease of its principal executive offices and warehouse located at 16926 S. Keegan Avenue, Unit A, Carson, California, which was expiring on August 31, 2017, for a period of three years and now ending on August 31, 2020 at a monthly rent of $14,676.

NOTE 9- COMMITMENTS

Operating Leases

The Company leases office and warehouse facilities under two non-cancellable lease agreements, one in Southern California and one in New Jersey. The Southern California lease was initiated in September 2013 and expires August 31, 2017. The New Jersey lease was initiated in October 2014 and expires September 30, 2019.

Minimum annual rental commitments under non-cancelable leases at December 31, 2016 are as follows:

Years ending December 31,	Amount
2017	148,020
2018	75,540
2019	57,912
TOTAL	$281,472

Rent expense was $218,997 and $217,304 for the years ended December 31, 2016 and 2015, respectively.

Capital Leases

The Company leases equipment under capital lease agreements. Future minimum lease payments at December 31, 2016 are as follows:

Years ending December 31,	Amount
2017	14,950
2018	9,668
Total minimum lease payments	24,618

Less: amount represented by interest	(1,242)
Less: current portion	(13,711)
Capital lease obligations, net of current portion	$9,665

Technology License Agreement

In March 2013, the Company entered into a Technology License Agreement with a third party vendor for consulting services. Under the agreement, the Company agreed to pay the vendor $100,000. For each of the years ended December 31, 2016 and 2015, $100,000 was recorded as research and development expense under the agreement on the consolidated Statements of Operations.

In 2015, the agreement was amended. Under the amended agreement, the Company will pay the vendor a minimum consulting amount of $100,000 per year, plus a royalty of 7% of all net sales of the vendor’s products above $1,428,571 per calendar year. A total of $41,790 and $43,775 of royalty fees were owed under the amended agreement for the year ended December 31, 2016 and 2015, respectively and were recorded in cost of goods sold on the consolidated Statements of Operations. A total of $165,553 was owed under the amended agreement at December 31, 2016.